Shareholder Report	6 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	TOUCHSTONE STRATEGIC TRUST
Entity Central Index Key	0000711080
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000231974 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Balanced Fund
Class Name	CLASS R6
Trading Symbol	TBARX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Balanced Fund (“Fund”) for the period July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class R6	$33	0.63%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.63%
Net Assets	$ 1,003,877,925
Holdings Count | Holding	528
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$1,003,877,925

Total number of portfolio holdings	528

Portfolio turnover rate	38%

Holdings [Text Block]
Graphical Representation of Holdings

ASSET CATEGORY (% OF NET ASSETS)

Common Stocks	64.2%

Corporate Bonds	13.9%

U.S. Treasury Obligations	9.4%

U.S. Government Mortgage-Backed Obligations	3.8%

Non‑Agency Collateralized Mortgage Obligations	2.8%

Agency Collateralized Mortgage Obligations	1.4%

Asset-Backed Securities	1.4%

Commercial Mortgage-Backed Securities	1.3%

Sovereign Government Obligations	0.2%

Short-Term Investment Funds	2.1%

Other Assets/Liabilities (Net)	(0.5)%

Total	100.0%

CREDIT QUALITY* (% OF FIXED INCOME SECURITIES)

AAA/Aaa	39.3%

AA/Aa	18.8%

A/A	14.9%

BBB/Baa	19.6%

BB/Ba	2.2%

B/B	1.0%

Not Rated	4.2%

Total	100.0%
* Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000193585 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Balanced Fund
Class Name	CLASS Y
Trading Symbol	SIBLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Balanced Fund (“Fund”) for the period July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class Y	$40	0.76%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.76%
Net Assets	$ 1,003,877,925
Holdings Count | Holding	528
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$1,003,877,925

Total number of portfolio holdings	528

Portfolio turnover rate	38%

Holdings [Text Block]
Graphical Representation of Holdings

ASSET CATEGORY (% OF NET ASSETS)

Common Stocks	64.2%

Corporate Bonds	13.9%

U.S. Treasury Obligations	9.4%

U.S. Government Mortgage-Backed Obligations	3.8%

Non‑Agency Collateralized Mortgage Obligations	2.8%

Agency Collateralized Mortgage Obligations	1.4%

Asset-Backed Securities	1.4%

Commercial Mortgage-Backed Securities	1.3%

Sovereign Government Obligations	0.2%

Short-Term Investment Funds	2.1%

Other Assets/Liabilities (Net)	(0.5)%

Total	100.0%

CREDIT QUALITY* (% OF FIXED INCOME SECURITIES)

AAA/Aaa	39.3%

AA/Aa	18.8%

A/A	14.9%

BBB/Baa	19.6%

BB/Ba	2.2%

B/B	1.0%

Not Rated	4.2%

Total	100.0%
* Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000193584 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Balanced Fund
Class Name	CLASS C
Trading Symbol	SBACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Balanced Fund (“Fund”) for the period July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class C	$92	1.76%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.76%
Net Assets	$ 1,003,877,925
Holdings Count | Holding	528
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$1,003,877,925

Total number of portfolio holdings	528

Portfolio turnover rate	38%

Holdings [Text Block]
Graphical Representation of Holdings

ASSET CATEGORY (% OF NET ASSETS)

Common Stocks	64.2%

Corporate Bonds	13.9%

U.S. Treasury Obligations	9.4%

U.S. Government Mortgage-Backed Obligations	3.8%

Non‑Agency Collateralized Mortgage Obligations	2.8%

Agency Collateralized Mortgage Obligations	1.4%

Asset-Backed Securities	1.4%

Commercial Mortgage-Backed Securities	1.3%

Sovereign Government Obligations	0.2%

Short-Term Investment Funds	2.1%

Other Assets/Liabilities (Net)	(0.5)%

Total	100.0%

CREDIT QUALITY* (% OF FIXED INCOME SECURITIES)

AAA/Aaa	39.3%

AA/Aa	18.8%

A/A	14.9%

BBB/Baa	19.6%

BB/Ba	2.2%

B/B	1.0%

Not Rated	4.2%

Total	100.0%
* Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000193583 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Balanced Fund
Class Name	CLASS A
Trading Symbol	SEBLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Balanced Fund (“Fund”) for the period July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class A	$51	0.98%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.98%
Net Assets	$ 1,003,877,925
Holdings Count | Holding	528
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$1,003,877,925

Total number of portfolio holdings	528

Portfolio turnover rate	38%

Holdings [Text Block]
Graphical Representation of Holdings

ASSET CATEGORY (% OF NET ASSETS)

Common Stocks	64.2%

Corporate Bonds	13.9%

U.S. Treasury Obligations	9.4%

U.S. Government Mortgage-Backed Obligations	3.8%

Non‑Agency Collateralized Mortgage Obligations	2.8%

Agency Collateralized Mortgage Obligations	1.4%

Asset-Backed Securities	1.4%

Commercial Mortgage-Backed Securities	1.3%

Sovereign Government Obligations	0.2%

Short-Term Investment Funds	2.1%

Other Assets/Liabilities (Net)	(0.5)%

Total	100.0%

CREDIT QUALITY* (% OF FIXED INCOME SECURITIES)

AAA/Aaa	39.3%

AA/Aa	18.8%

A/A	14.9%

BBB/Baa	19.6%

BB/Ba	2.2%

B/B	1.0%

Not Rated	4.2%

Total	100.0%
* Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000175945 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Core Municipal Bond Fund
Class Name	CLASS Y
Trading Symbol	TOHYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Core Municipal Bond Fund (“Fund”) for the period July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class Y	$28	0.55%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
Net Assets	$ 42,584,517
Holdings Count | Holding	82
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$42,584,517

Total number of portfolio holdings	82

Portfolio turnover rate	20%

Holdings [Text Block]
Graphical Representation of Holdings

ASSET CATEGORY (% OF NET ASSETS)

Fixed Rate Revenue Bonds	69.5%

General Obligation Bonds	27.6%

Short-Term Investment Fund	1.8%

Other Assets/Liabilities (Net)	1.1%

Total	100.0%

CREDIT QUALITY* (% OF FIXED INCOME SECURITIES)

AAA/Aaa	7.5%

AA/Aa	44.7%

A/A	35.1%

BBB/Baa	9.3%

BB/Ba	2.1%

Not Rated	1.3%

Total	100.0%
* Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000175946 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Core Municipal Bond Fund
Class Name	INSTITUTIONAL CLASS
Trading Symbol	TOHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Core Municipal Bond Fund (“Fund”) for the period July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Institutional Class	$25	0.48%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.48%
Net Assets	$ 42,584,517
Holdings Count | Holding	82
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$42,584,517

Total number of portfolio holdings	82

Portfolio turnover rate	20%

Holdings [Text Block]
Graphical Representation of Holdings

ASSET CATEGORY (% OF NET ASSETS)

Fixed Rate Revenue Bonds	69.5%

General Obligation Bonds	27.6%

Short-Term Investment Fund	1.8%

Other Assets/Liabilities (Net)	1.1%

Total	100.0%

CREDIT QUALITY* (% OF FIXED INCOME SECURITIES)

AAA/Aaa	7.5%

AA/Aa	44.7%

A/A	35.1%

BBB/Baa	9.3%

BB/Ba	2.1%

Not Rated	1.3%

Total	100.0%
* Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000175943 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Core Municipal Bond Fund
Class Name	CLASS A
Trading Symbol	TOHAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Core Municipal Bond Fund (“Fund”) for the period July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class A	$41	0.80%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%
Net Assets	$ 42,584,517
Holdings Count | Holding	82
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$42,584,517

Total number of portfolio holdings	82

Portfolio turnover rate	20%

Holdings [Text Block]
Graphical Representation of Holdings

ASSET CATEGORY (% OF NET ASSETS)

Fixed Rate Revenue Bonds	69.5%

General Obligation Bonds	27.6%

Short-Term Investment Fund	1.8%

Other Assets/Liabilities (Net)	1.1%

Total	100.0%

CREDIT QUALITY* (% OF FIXED INCOME SECURITIES)

AAA/Aaa	7.5%

AA/Aa	44.7%

A/A	35.1%

BBB/Baa	9.3%

BB/Ba	2.1%

Not Rated	1.3%

Total	100.0%
* Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000175944 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Core Municipal Bond Fund
Class Name	CLASS C
Trading Symbol	TOHCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Core Municipal Bond Fund (“Fund”) for the period July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class C	$77	1.50%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.50%
Net Assets	$ 42,584,517
Holdings Count | Holding	82
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$42,584,517

Total number of portfolio holdings	82

Portfolio turnover rate	20%

Holdings [Text Block]
Graphical Representation of Holdings

ASSET CATEGORY (% OF NET ASSETS)

Fixed Rate Revenue Bonds	69.5%

General Obligation Bonds	27.6%

Short-Term Investment Fund	1.8%

Other Assets/Liabilities (Net)	1.1%

Total	100.0%

CREDIT QUALITY* (% OF FIXED INCOME SECURITIES)

AAA/Aaa	7.5%

AA/Aa	44.7%

A/A	35.1%

BBB/Baa	9.3%

BB/Ba	2.1%

Not Rated	1.3%

Total	100.0%
* Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000193600 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone International Value Fund
Class Name	INSTITUTIONAL CLASS
Trading Symbol	TOIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone International Value Fund (“Fund”) for the period July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Institutional Class	$43	0.77%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.77%
Net Assets	$ 146,871,646
Holdings Count | Holding	84
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$146,871,646

Total number of portfolio holdings	84

Portfolio turnover rate	18%

Holdings [Text Block]
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Financials	27.5%

Industrials	13.0%

Information Technology	12.4%

Consumer Discretionary	10.2%

Health Care	9.7%

Materials	8.8%

Energy	6.3%

Consumer Staples	4.7%

Communication Services	2.1%

Utilities	2.0%

Real Estate	1.1%

Short-Term Investment Funds	0.3%

Other Assets/Liabilities (Net)	1.9%

Total	100.0%

GEOGRAPHICAL ALLOCATION (% OF NET ASSETS)

Common Stocks

Japan	15.5%

Canada	8.8%

South Korea	7.1%

United Kingdom	7.1%

France	6.4%

China	6.2%

Germany	5.0%

India	4.1%

Taiwan	4.1%

Netherlands	3.9%

Australia	3.7%

Italy	3.6%

Other Countries	22.3%

Short-Term Investment Funds	0.3%

Other Assets/Liabilities (Net)	1.9%

Total	100.0%

C000193599 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone International Value Fund
Class Name	CLASS Y
Trading Symbol	SIIEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone International Value Fund (“Fund”) for the period July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class Y	$49	0.89%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.89%
Net Assets	$ 146,871,646
Holdings Count | Holding	84
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$146,871,646

Total number of portfolio holdings	84

Portfolio turnover rate	18%

Holdings [Text Block]
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Financials	27.5%

Industrials	13.0%

Information Technology	12.4%

Consumer Discretionary	10.2%

Health Care	9.7%

Materials	8.8%

Energy	6.3%

Consumer Staples	4.7%

Communication Services	2.1%

Utilities	2.0%

Real Estate	1.1%

Short-Term Investment Funds	0.3%

Other Assets/Liabilities (Net)	1.9%

Total	100.0%

GEOGRAPHICAL ALLOCATION (% OF NET ASSETS)

Common Stocks

Japan	15.5%

Canada	8.8%

South Korea	7.1%

United Kingdom	7.1%

France	6.4%

China	6.2%

Germany	5.0%

India	4.1%

Taiwan	4.1%

Netherlands	3.9%

Australia	3.7%

Italy	3.6%

Other Countries	22.3%

Short-Term Investment Funds	0.3%

Other Assets/Liabilities (Net)	1.9%

Total	100.0%

C000193597 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone International Value Fund
Class Name	CLASS A
Trading Symbol	SWRLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone International Value Fund (“Fund”) for the period July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class A	$70	1.26%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.26%
Net Assets	$ 146,871,646
Holdings Count | Holding	84
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$146,871,646

Total number of portfolio holdings	84

Portfolio turnover rate	18%

Holdings [Text Block]
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Financials	27.5%

Industrials	13.0%

Information Technology	12.4%

Consumer Discretionary	10.2%

Health Care	9.7%

Materials	8.8%

Energy	6.3%

Consumer Staples	4.7%

Communication Services	2.1%

Utilities	2.0%

Real Estate	1.1%

Short-Term Investment Funds	0.3%

Other Assets/Liabilities (Net)	1.9%

Total	100.0%

GEOGRAPHICAL ALLOCATION (% OF NET ASSETS)

Common Stocks

Japan	15.5%

Canada	8.8%

South Korea	7.1%

United Kingdom	7.1%

France	6.4%

China	6.2%

Germany	5.0%

India	4.1%

Taiwan	4.1%

Netherlands	3.9%

Australia	3.7%

Italy	3.6%

Other Countries	22.3%

Short-Term Investment Funds	0.3%

Other Assets/Liabilities (Net)	1.9%

Total	100.0%

C000193598 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone International Value Fund
Class Name	CLASS C
Trading Symbol	SWFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone International Value Fund (“Fund”) for the period July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class C	$102	1.85%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.85%
Net Assets	$ 146,871,646
Holdings Count | Holding	84
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$146,871,646

Total number of portfolio holdings	84

Portfolio turnover rate	18%

Holdings [Text Block]
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Financials	27.5%

Industrials	13.0%

Information Technology	12.4%

Consumer Discretionary	10.2%

Health Care	9.7%

Materials	8.8%

Energy	6.3%

Consumer Staples	4.7%

Communication Services	2.1%

Utilities	2.0%

Real Estate	1.1%

Short-Term Investment Funds	0.3%

Other Assets/Liabilities (Net)	1.9%

Total	100.0%

GEOGRAPHICAL ALLOCATION (% OF NET ASSETS)

Common Stocks

Japan	15.5%

Canada	8.8%

South Korea	7.1%

United Kingdom	7.1%

France	6.4%

China	6.2%

Germany	5.0%

India	4.1%

Taiwan	4.1%

Netherlands	3.9%

Australia	3.7%

Italy	3.6%

Other Countries	22.3%

Short-Term Investment Funds	0.3%

Other Assets/Liabilities (Net)	1.9%

Total	100.0%

C000193586 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Large Cap Focused Fund
Class Name	CLASS A
Trading Symbol	SENCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Large Cap Focused Fund (“Fund”) for the period July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class A	$51	0.97%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.97%
Net Assets	$ 3,638,553,166
Holdings Count | Holding	45
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$3,638,553,166

Total number of portfolio holdings	45

Portfolio turnover rate	3%

Holdings [Text Block]
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Information Technology	33.8%

Communication Services	17.9%

Financials	14.3%

Health Care	10.1%

Consumer Discretionary	9.0%

Industrials	6.8%

Consumer Staples	3.9%

Energy	2.0%

Real Estate	1.7%

Materials	0.7%

Short-Term Investment Fund	0.8%

Other Assets/Liabilities (Net)	(1.0)%

Total	100.0%

C000193587 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Large Cap Focused Fund
Class Name	CLASS C
Trading Symbol	SCSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Large Cap Focused Fund (“Fund”) for the period July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class C	$95	1.80%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.80%
Net Assets	$ 3,638,553,166
Holdings Count | Holding	45
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$3,638,553,166

Total number of portfolio holdings	45

Portfolio turnover rate	3%

Holdings [Text Block]
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Information Technology	33.8%

Communication Services	17.9%

Financials	14.3%

Health Care	10.1%

Consumer Discretionary	9.0%

Industrials	6.8%

Consumer Staples	3.9%

Energy	2.0%

Real Estate	1.7%

Materials	0.7%

Short-Term Investment Fund	0.8%

Other Assets/Liabilities (Net)	(1.0)%

Total	100.0%

C000193588 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Large Cap Focused Fund
Class Name	CLASS Y
Trading Symbol	SICWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Large Cap Focused Fund (“Fund”) for the period July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class Y	$39	0.73%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.73%
Net Assets	$ 3,638,553,166
Holdings Count | Holding	45
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$3,638,553,166

Total number of portfolio holdings	45

Portfolio turnover rate	3%

Holdings [Text Block]
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Information Technology	33.8%

Communication Services	17.9%

Financials	14.3%

Health Care	10.1%

Consumer Discretionary	9.0%

Industrials	6.8%

Consumer Staples	3.9%

Energy	2.0%

Real Estate	1.7%

Materials	0.7%

Short-Term Investment Fund	0.8%

Other Assets/Liabilities (Net)	(1.0)%

Total	100.0%

C000193589 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Large Cap Focused Fund
Class Name	INSTITUTIONAL CLASS
Trading Symbol	SCRLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Large Cap Focused Fund (“Fund”) for the period July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Institutional Class	$37	0.70%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.70%
Net Assets	$ 3,638,553,166
Holdings Count | Holding	45
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$3,638,553,166

Total number of portfolio holdings	45

Portfolio turnover rate	3%

Holdings [Text Block]
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Information Technology	33.8%

Communication Services	17.9%

Financials	14.3%

Health Care	10.1%

Consumer Discretionary	9.0%

Industrials	6.8%

Consumer Staples	3.9%

Energy	2.0%

Real Estate	1.7%

Materials	0.7%

Short-Term Investment Fund	0.8%

Other Assets/Liabilities (Net)	(1.0)%

Total	100.0%

C000231975 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Large Cap Focused Fund
Class Name	CLASS R6
Trading Symbol	TSRLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Large Cap Focused Fund (“Fund”) for the period July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class R6	$35	0.66%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.66%
Net Assets	$ 3,638,553,166
Holdings Count | Holding	45
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$3,638,553,166

Total number of portfolio holdings	45

Portfolio turnover rate	3%

Holdings [Text Block]
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Information Technology	33.8%

Communication Services	17.9%

Financials	14.3%

Health Care	10.1%

Consumer Discretionary	9.0%

Industrials	6.8%

Consumer Staples	3.9%

Energy	2.0%

Real Estate	1.7%

Materials	0.7%

Short-Term Investment Fund	0.8%

Other Assets/Liabilities (Net)	(1.0)%

Total	100.0%

C000143757 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Large Cap Fund
Class Name	INSTITUTIONAL CLASS
Trading Symbol	TLCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Large Cap Fund (“Fund”) for the period July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Institutional Class	$36	0.69%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.69%
Net Assets	$ 304,333,224
Holdings Count | Holding	28
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$304,333,224

Total number of portfolio holdings	28

Portfolio turnover rate	5%

Holdings [Text Block]
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Financials	30.5%

Information Technology	15.7%

Industrials	14.6%

Materials	10.4%

Communication Services	9.8%

Consumer Staples	6.9%

Consumer Discretionary	6.2%

Health Care	2.4%

Energy	2.3%

Short-Term Investment Fund	1.2%

Other Assets/Liabilities (Net)	(0.0)%

Total	100.0%

C000143754 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Large Cap Fund
Class Name	CLASS A
Trading Symbol	TACLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Large Cap Fund (“Fund”) for the period July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class A	$54	1.04%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.04%
Net Assets	$ 304,333,224
Holdings Count | Holding	28
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$304,333,224

Total number of portfolio holdings	28

Portfolio turnover rate	5%

Holdings [Text Block]
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Financials	30.5%

Information Technology	15.7%

Industrials	14.6%

Materials	10.4%

Communication Services	9.8%

Consumer Staples	6.9%

Consumer Discretionary	6.2%

Health Care	2.4%

Energy	2.3%

Short-Term Investment Fund	1.2%

Other Assets/Liabilities (Net)	(0.0)%

Total	100.0%

C000143756 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Large Cap Fund
Class Name	CLASS Y
Trading Symbol	TLCYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Large Cap Fund (“Fund”) for the period July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class Y	$41	0.79%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.79%
Net Assets	$ 304,333,224
Holdings Count | Holding	28
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$304,333,224

Total number of portfolio holdings	28

Portfolio turnover rate	5%

Holdings [Text Block]
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Financials	30.5%

Information Technology	15.7%

Industrials	14.6%

Materials	10.4%

Communication Services	9.8%

Consumer Staples	6.9%

Consumer Discretionary	6.2%

Health Care	2.4%

Energy	2.3%

Short-Term Investment Fund	1.2%

Other Assets/Liabilities (Net)	(0.0)%

Total	100.0%

C000143755 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Large Cap Fund
Class Name	CLASS C
Trading Symbol	TFCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Large Cap Fund (“Fund”) for the period July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class C	$92	1.78%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.78%
Net Assets	$ 304,333,224
Holdings Count | Holding	28
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$304,333,224

Total number of portfolio holdings	28

Portfolio turnover rate	5%

Holdings [Text Block]
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Financials	30.5%

Information Technology	15.7%

Industrials	14.6%

Materials	10.4%

Communication Services	9.8%

Consumer Staples	6.9%

Consumer Discretionary	6.2%

Health Care	2.4%

Energy	2.3%

Short-Term Investment Fund	1.2%

Other Assets/Liabilities (Net)	(0.0)%

Total	100.0%

C000172508 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Large Company Growth Fund
Class Name	CLASS A
Trading Symbol	TSAGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Large Company Growth Fund (“Fund”) for the period July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class A	$54	1.06%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.06%
Net Assets	$ 163,007,299
Holdings Count | Holding	26
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$163,007,299

Total number of portfolio holdings	26

Portfolio turnover rate	20%

Holdings [Text Block]
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Information Technology	47.8%

Communication Services	18.5%

Industrials	14.2%

Consumer Discretionary	9.8%

Financials	5.0%

Health Care	4.5%

Short-Term Investment Fund	0.3%

Other Assets/Liabilities (Net)	(0.1)%

Total	100.0%

C000172509 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Large Company Growth Fund
Class Name	CLASS C
Trading Symbol	TCGLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Large Company Growth Fund (“Fund”) for the period July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class C	$92	1.81%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.81%
Net Assets	$ 163,007,299
Holdings Count | Holding	26
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$163,007,299

Total number of portfolio holdings	26

Portfolio turnover rate	20%

Holdings [Text Block]
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Information Technology	47.8%

Communication Services	18.5%

Industrials	14.2%

Consumer Discretionary	9.8%

Financials	5.0%

Health Care	4.5%

Short-Term Investment Fund	0.3%

Other Assets/Liabilities (Net)	(0.1)%

Total	100.0%

C000172510 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Large Company Growth Fund
Class Name	CLASS Y
Trading Symbol	TLGYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Large Company Growth Fund (“Fund”) for the period July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class Y	$41	0.81%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.81%
Net Assets	$ 163,007,299
Holdings Count | Holding	26
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$163,007,299

Total number of portfolio holdings	26

Portfolio turnover rate	20%

Holdings [Text Block]
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Information Technology	47.8%

Communication Services	18.5%

Industrials	14.2%

Consumer Discretionary	9.8%

Financials	5.0%

Health Care	4.5%

Short-Term Investment Fund	0.3%

Other Assets/Liabilities (Net)	(0.1)%

Total	100.0%

C000172511 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Large Company Growth Fund
Class Name	INSTITUTIONAL CLASS
Trading Symbol	DSMLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Large Company Growth Fund (“Fund”) for the period July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Institutional Class	$36	0.71%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%
Net Assets	$ 163,007,299
Holdings Count | Holding	26
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$163,007,299

Total number of portfolio holdings	26

Portfolio turnover rate	20%

Holdings [Text Block]
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Information Technology	47.8%

Communication Services	18.5%

Industrials	14.2%

Consumer Discretionary	9.8%

Financials	5.0%

Health Care	4.5%

Short-Term Investment Fund	0.3%

Other Assets/Liabilities (Net)	(0.1)%

Total	100.0%

C000193592 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Small Company Fund
Class Name	CLASS C
Trading Symbol	SSCOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Small Company Fund (“Fund”) for the period July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class C	$103	1.95%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.95%
Net Assets	$ 1,448,821,950
Holdings Count | Holding	76
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$1,448,821,950

Total number of portfolio holdings	76

Portfolio turnover rate	31%

Holdings [Text Block]
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Health Care	20.9%

Information Technology	20.4%

Industrials	17.2%

Consumer Discretionary	14.3%

Financials	9.4%

Energy	6.1%

Real Estate	6.0%

Communication Services	3.0%

Materials	2.0%

Short-Term Investment Funds	0.8%

Other Assets/Liabilities (Net)	(0.1)%

Total	100.0%

C000193591 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Small Company Fund
Class Name	CLASS A
Trading Symbol	SAGWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Small Company Fund (“Fund”) for the period July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class A	$59	1.11%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.11%
Net Assets	$ 1,448,821,950
Holdings Count | Holding	76
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$1,448,821,950

Total number of portfolio holdings	76

Portfolio turnover rate	31%

Holdings [Text Block]
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Health Care	20.9%

Information Technology	20.4%

Industrials	17.2%

Consumer Discretionary	14.3%

Financials	9.4%

Energy	6.1%

Real Estate	6.0%

Communication Services	3.0%

Materials	2.0%

Short-Term Investment Funds	0.8%

Other Assets/Liabilities (Net)	(0.1)%

Total	100.0%

C000193595 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Small Company Fund
Class Name	INSTITUTIONAL CLASS
Trading Symbol	TICSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Small Company Fund (“Fund”) for the period July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Institutional Class	$42	0.79%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.79%
Net Assets	$ 1,448,821,950
Holdings Count | Holding	76
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$1,448,821,950

Total number of portfolio holdings	76

Portfolio turnover rate	31%

Holdings [Text Block]
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Health Care	20.9%

Information Technology	20.4%

Industrials	17.2%

Consumer Discretionary	14.3%

Financials	9.4%

Energy	6.1%

Real Estate	6.0%

Communication Services	3.0%

Materials	2.0%

Short-Term Investment Funds	0.8%

Other Assets/Liabilities (Net)	(0.1)%

Total	100.0%

C000193594 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Small Company Fund
Class Name	CLASS R6
Trading Symbol	SSRRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Small Company Fund (“Fund”) for the period July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class R6	$42	0.79%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.79%
Net Assets	$ 1,448,821,950
Holdings Count | Holding	76
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$1,448,821,950

Total number of portfolio holdings	76

Portfolio turnover rate	31%

Holdings [Text Block]
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Health Care	20.9%

Information Technology	20.4%

Industrials	17.2%

Consumer Discretionary	14.3%

Financials	9.4%

Energy	6.1%

Real Estate	6.0%

Communication Services	3.0%

Materials	2.0%

Short-Term Investment Funds	0.8%

Other Assets/Liabilities (Net)	(0.1)%

Total	100.0%

C000193593 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Small Company Fund
Class Name	CLASS Y
Trading Symbol	SIGWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Small Company Fund (“Fund”) for the period July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class Y	$47	0.89%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.89%
Net Assets	$ 1,448,821,950
Holdings Count | Holding	76
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$1,448,821,950

Total number of portfolio holdings	76

Portfolio turnover rate	31%

Holdings [Text Block]
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Health Care	20.9%

Information Technology	20.4%

Industrials	17.2%

Consumer Discretionary	14.3%

Financials	9.4%

Energy	6.1%

Real Estate	6.0%

Communication Services	3.0%

Materials	2.0%

Short-Term Investment Funds	0.8%

Other Assets/Liabilities (Net)	(0.1)%

Total	100.0%

C000109288 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Value Fund
Class Name	INSTITUTIONAL CLASS
Trading Symbol	TVLIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Value Fund (“Fund”) for the period July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Institutional Class	$36	0.68%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.68%
Net Assets	$ 588,287,164
Holdings Count | Holding	51
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$588,287,164

Total number of portfolio holdings	51

Portfolio turnover rate	21%

Holdings [Text Block]
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Financials	23.4%

Health Care	11.9%

Information Technology	11.7%

Consumer Discretionary	10.3%

Utilities	8.3%

Industrials	7.4%

Energy	6.9%

Materials	5.5%

Real Estate	4.6%

Consumer Staples	4.1%

Communication Services	3.3%

Short-Term Investment Fund	2.2%

Other Assets/Liabilities (Net)	0.4%

Total	100.0%

C000231973 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Value Fund
Class Name	CLASS R6
Trading Symbol	TVLRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Value Fund (“Fund”) for the period July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class R6	$33	0.63%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.63%
Net Assets	$ 588,287,164
Holdings Count | Holding	51
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$588,287,164

Total number of portfolio holdings	51

Portfolio turnover rate	21%

Holdings [Text Block]
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Financials	23.4%

Health Care	11.9%

Information Technology	11.7%

Consumer Discretionary	10.3%

Utilities	8.3%

Industrials	7.4%

Energy	6.9%

Materials	5.5%

Real Estate	4.6%

Consumer Staples	4.1%

Communication Services	3.3%

Short-Term Investment Fund	2.2%

Other Assets/Liabilities (Net)	0.4%

Total	100.0%

C000109287 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Value Fund
Class Name	CLASS C
Trading Symbol	TVLCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Value Fund (“Fund”) for the period July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class C	$93	1.77%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.77%
Net Assets	$ 588,287,164
Holdings Count | Holding	51
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$588,287,164

Total number of portfolio holdings	51

Portfolio turnover rate	21%

Holdings [Text Block]
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Financials	23.4%

Health Care	11.9%

Information Technology	11.7%

Consumer Discretionary	10.3%

Utilities	8.3%

Industrials	7.4%

Energy	6.9%

Materials	5.5%

Real Estate	4.6%

Consumer Staples	4.1%

Communication Services	3.3%

Short-Term Investment Fund	2.2%

Other Assets/Liabilities (Net)	0.4%

Total	100.0%

C000109289 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Value Fund
Class Name	CLASS Y
Trading Symbol	TVLYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Value Fund (“Fund”) for the period July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class Y	$44	0.83%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.83%
Net Assets	$ 588,287,164
Holdings Count | Holding	51
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$588,287,164

Total number of portfolio holdings	51

Portfolio turnover rate	21%

Holdings [Text Block]
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Financials	23.4%

Health Care	11.9%

Information Technology	11.7%

Consumer Discretionary	10.3%

Utilities	8.3%

Industrials	7.4%

Energy	6.9%

Materials	5.5%

Real Estate	4.6%

Consumer Staples	4.1%

Communication Services	3.3%

Short-Term Investment Fund	2.2%

Other Assets/Liabilities (Net)	0.4%

Total	100.0%

C000109286 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Value Fund
Class Name	CLASS A
Trading Symbol	TVLAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Value Fund (“Fund”) for the period July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class A	$57	1.08%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.08%
Net Assets	$ 588,287,164
Holdings Count | Holding	51
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$588,287,164

Total number of portfolio holdings	51

Portfolio turnover rate	21%

Holdings [Text Block]
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Financials	23.4%

Health Care	11.9%

Information Technology	11.7%

Consumer Discretionary	10.3%

Utilities	8.3%

Industrials	7.4%

Energy	6.9%

Materials	5.5%

Real Estate	4.6%

Consumer Staples	4.1%

Communication Services	3.3%

Short-Term Investment Fund	2.2%

Other Assets/Liabilities (Net)	0.4%

Total	100.0%